WARRANTS AND STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Warrants And Stock Options [Abstract]
Disclosure of detailed information about warrants, activity [Table Text Block]
	Number of warrants	Weighted average exercise price
		$
DECEMBER 31, 2018 and 2019	1,452,533	1.75

Issued	1,500,000	0.85
Expired	(1,452,533)	1.75

DECEMBER 31, 2020	1,500,000	0.85

Disclosure of detailed information about warrants outstanding [Table Text Block]
Warrant outstanding, by exercise price	Number of warrants	Weighted average exercise price	Average remaining contractual life
		$	years
$0.85	1,500,000	0.85	4.16

DECEMBER 31, 2020	1,500,000	0.85	4.16

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2018	5,200,001	0.98

Granted	2,075,000	0.87
Exercised	(125,000)	0.58
Expired	(850,000)	0.90
Forfeited	(150,000)	1.20

DECEMBER 31, 2019	6,150,001	0.96

Granted	2,350,000	1.59
Exercised	(1,133,334)	0.75
Cancelled	(100,000)	0.90
Forfeited	(66,667)	1.66
Expired	(100,000)	0.67

DECEMBER 31, 2020	7,075,000	1.19

Disclosure of stock options outstanding by exercise price [Table Text Block]
Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$0.75 - $0.90	1,950,000	0.87	3.43
$0.96	1,100,000	0.96	0.70
$1.11 - $1.20	2,000,000	1.19	2.37
$1.41	200,000	1.41	4.86
$1.66	1,825,000	1.66	4.57

DECEMBER 31, 2020	7,075,000	1.19	3.04

Disclosure of detailed information about share options valuation assumptions [Table Text Block]

	November 9,	July 27,	June 11,	June 18,	April 23,
Inputs and assumptions	2020	2020	2020	2019	2019

Stock options granted	200,000	1,950,000	200,000	1,675,000	400,000
Exercise price	$1.41	$1.66	$1.11	$0.90	$0.75

Market price	$1.41	$1.61	$1.11	$0.78	$0.72
Expected option term (years)	3.0	3.0	3.0	3.0	3.0
Expected stock price volatility	58.0%	56.6%	49.7%	51.8%	51.6%
Average risk-free interest rate	0.31%	0.29%	0.27%	1.36%	1.56%
Expected forfeiture rate	—	—	—	—	—
Expected dividend yield	—	—	—	—	—

FAIR VALUE ASSIGNED	$109,000	$1,159,000	$75,000	$409,000	$100,000